Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Income Taxes [Line Items]
Federal and state net operating loss carry-forwards	$ 427,025
Deferred tax assets, operating loss carryforwards, domestic	$ 427,025
Deferred tax assets expiration period	2033